Consolidated Statements of Cash Flows (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net (loss) income	$ (347,357)	$ 287,660
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(4,054,156)	(471,972)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(296,384)	(23,116)
Accounts payable and accrued expenses	2,772,716	86,103
Income taxes payable	534,836	77,877
Net cash used in operating activities	(1,390,345)	(43,448)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(200,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	203,332
Security deposit	7,125	(7,125)
Net cash provided by (used in) investing activities	210,457	(200,007,125)
Cash Flows from Financing Activities:
Collection of stock subscription receivable from Sponsor		25,000
Proceeds from sale of Units, net of underwriting discounts paid		196,000,000
Proceeds from sale of Private Placement Units		2,500,000
Proceeds from sale of Private Placement Warrants		3,500,000
Payment of offering costs		(698,856)
Proceeds from promissory note - related party		300,000
Repayment of promissory note - related party		(300,000)
Net cash provided by financing activities		201,326,144
Net Change in Cash	(1,179,888)	1,275,571
Cash - Beginning	1,275,571
Cash - Ending	95,683	1,275,571
Supplementary cash flow information:
Cash paid for income taxes	153,680
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption		189,320,780
Change in value of common stock subject to possible redemption	$ (347,364)	$ 292,848